Financial expenses and income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	[1]	€ (486)	€ (599)	€ (552)	[2]
Interest income	[3]	320	413	527	[2]
Cost of net debt		(166)	(186)	(25)	[2]
Non-operating foreign exchange gains/(losses)		2	6	(2)	[2]
Unwinding of discounting of provisions	[4]	(44)	(44)	(51)	[2]
Net interest cost related to employee benefits		(73)	(64)	(70)	[2]
Gains/(losses) on disposals of financial assets		(9)	0	(1)	[2]
Net interest expense on lease liabilities		(45)	(42)	(37)	[2]
Other	[5]	166	(224)	(523)	[2]
Net financial income/(expenses)		(169)	(554)	(709)	[2]
Financial expenses		(563)	(1,073)	(1,293)	[2],[6],[7]
Financial income		394	519	584	[2],[6],[7]
Liability recognised for estimated future royalties		93	(291)	(541)
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt		(22)	(45)	(67)
Gain on derivatives used to manage cash and cash equivalents		€ (11)	€ (25)	€ (13)

[1]	(b)Includes net gains/(losses) on interest rate and currency derivatives used to manage debt: €(22) million in 2025, €(45) million in 2024, €(67) million in 2023.
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(c)Includes net gains/(losses) on interest rate and currency derivatives used to manage cash and cash equivalents: €(11) million in 2025, €(25) million in 2024, €(13) million in 2023.
[4]	(d)Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note D.19.).
[5]	(e)Includes a financial gain of €93 million for the remeasurement of the liability recognized in the balance sheet for estimated future royalties on Beyfortus sales in the US. In 2024, the financial expense amounted to €(291) million and €(541) million in 2023, reflecting the successful launch of Beyfortus (see
Note C.2.).

[6]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[7]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).